Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 1,245,000	$ 6,703,000	$ 2,895,000
Inventory	6,910,000	6,871,000	9,085,000
Returns asset	619,000	1,919,000	555,000
Prepaid Expenses and other current assets	67,000	136,000	351,000
Total Current Assets	11,791,000	23,206,000	15,200,000
Property and equipment, net	305,000	404,000	633,000
Operating leases - right of use assets	178,000	3,926,000	561,000
Other non-current assets	93,000	179,000	255,000
Total Assets	12,367,000	27,715,000	16,649,000
Current Liabilities
Accounts payable	3,676,000	7,616,000	1,769,000
Accrued expenses	1,842,000	2,614,000	2,266,000
Due to factor	1,171,000	1,743,000
Customer prepayments	38,000	687,000	583,000
Reserve for sales returns	2,174,000	3,390,000	900,000
Other current liabilities	37,000	75,000	99,000
Current portion of operating lease liabilities	165,000	84,000	509,000
Total Current Liabilities	9,103,000	16,209,000	6,126,000
Other liabilities, net of current portion		3,000	104,000
Operating lease liabilities, net of current portion	4,136,000	3,925,000	88,000
Total Liabilities	13,239,000	20,137,000	6,318,000
Commitments and Contingencies
Total Commitments and Contingencies
Shareholders’ Equity
Preferred equity
Common stock $0.01 par value; 100,000,000 shares authorized; 6,418,061 issued and outstanding at December 31, 2023 and 3,184,439 issued and 3,167,489 outstanding at March 31, 2023	64,000	64,000	32,000
Additional paid-in capital	33,465,000	33,429,000	29,822,000
Subscriptions receivable			(6,000)
Accumulated deficit	(34,401,000)	(25,915,000)	(19,517,000)
Total Shareholders’ Equity	(872,000)	7,578,000	10,331,000	$ 13,198,000
Total Liabilities and Shareholders’ Equity	12,367,000	27,715,000	16,649,000
Semi Cab Inc [Member]
Current Assets
Cash		72,000		881,000
Accounts receivable		494,000		677,000
Refund due from customer		143,000
Prepaid Expenses and other current assets		5,000		8,000
Total Current Assets		714,000		1,566,000
Property and equipment, net		3,000		4,000
Other non-current assets		14,000		14,000
Total Assets		731,000		1,584,000
Current Liabilities
Accounts payable		668,000		810,000
Accrued expenses		149,000		151,000
Notes payable		833,000		579,000
Loans from affiliates, current portion		315,000
Due to factor		231,000
Other current liabilities		45,000		108,000
Total Current Liabilities		2,241,000		1,648,000
Loans from affiliates, net of current portion		385,000		385,000
Total Liabilities		2,626,000		2,033,000
Commitments and Contingencies
Provision for legal liability		275,000
Total Commitments and Contingencies		275,000
Shareholders’ Equity
Preferred equity		5,969,000		5,543,000
Accumulated deficit		(8,139,000)		(5,992,000)
Total Shareholders’ Equity		(2,170,000)		(449,000)
Total Liabilities and Shareholders’ Equity		731,000		$ 1,584,000
Nonrelated Party [Member]
Current Assets
Accounts receivable	2,349,000	7,308,000	2,075,000
Related Party [Member]
Current Assets
Accounts receivable	414,000	269,000	$ 239,000
Due from Oxford Bank	$ 187,000